ORGANIZATION AND BASIS OF PRESENTATION - Assets, liabilities and the results of operations of the VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 237,138		¥ 1,240,431	¥ 2,927,581	¥ 1,630,444
Restricted cash	185,925		1,652,653		1,278,326
Inventories	21,967		156,974		151,031
Short-term investments	146,510		2,353,663		1,007,329
Prepayments and other current assets	277,048		1,459,755		1,904,846
Amounts due from related parties	28,723		164,894		197,488
Non-current assets:
Property and equipment, net	300,292		1,307,470		2,064,657
Intangible assets, net	20,916		158,556		143,810
Goodwill	68,224		448,584		469,076
Other non-current assets	6,622		62,314		45,531
Restricted cash	13,183		89,745		90,638
Current liabilities:
Short-term bank loans	259,312		1,216,384		1,782,900
Accounts and notes payable	414,742		2,388,393		2,851,557
Income tax payable	839		629		5,767
Customer advances and deposits	177,330		910,383		1,219,230	¥ 935,437
Accrued expenses and other liabilities	325,616		1,841,273		2,238,785
Capital lease obligation	415		7,227		2,851
Amounts due to related parties	1,807		12,902		12,429
Deferred tax liabilities	3,688		31,688		25,356
Other non-current liabilities	12,581		75,327		86,504
Total revenue	4,066,756	¥ 27,960,979	19,989,562	8,844,137
Net loss	(73,882)	(507,988)	(1,227,893)	(1,363,480)
Net cash generated from operating activities	92,677	637,204	25,602	(623,363)
Net cash used in investing activities	(179,035)	(1,230,953)	(4,105,923)	(843,844)
Net cash generated from financing activities	81,034	¥ 557,149	3,730,859	¥ 4,207,616
Aggregated VIE
Current assets:
Cash and cash equivalents	36,584		117,664		251,531
Restricted cash	6,764		23,559		46,506
Accounts receivable, net	31,281		206,593		215,070
Inventories	11,620		76,595		79,896
Short-term investments	144,790		167,638		995,505
Prepayments and other current assets	19,638		845,197		135,019
Amounts due from related parties	11,616		94,412		79,867
Total current assets	262,293		1,531,658		1,803,394
Non-current assets:
Property and equipment, net	206,241		794,382		1,418,007
Intangible assets, net	16,204		119,364		111,409
Goodwill	62,652		410,271		430,763
Other non-current assets	1,853		47,173		12,741
Restricted cash	2,393				16,455
Total non-current assets	289,343		1,371,190		1,989,375
Total assets	551,636		2,902,848		3,792,769
Current liabilities:
Short-term bank loans	106,901		565,000		735,000
Accounts and notes payable	203,561		1,425,018		1,399,578
Income tax payable	40				275
Customer advances and deposits	143,973		723,508		989,880
Accrued expenses and other liabilities	179,320		1,090,217		1,232,916
Capital lease obligation			7,227
Amounts due to related parties	238,546		1,401,016		1,640,124
Total current liabilities	872,341		5,211,986		5,997,773
Deferred tax liabilities	3,900		28,945		26,817
Other non-current liabilities	11,901		70,649		81,826
Total non-current liabilities	15,801		99,594		108,643
Total liabilities	$ 888,142		¥ 5,311,580		6,106,416
Percentage of revenue contribution by VIE	66.00%	66.00%	66.00%	61.00%
Pledge or collateralization of the VIE's assets that can only be used to settle obligations of the VIE					¥ 0
Total revenue	$ 2,685,250	¥ 18,462,434	¥ 13,251,443	¥ 5,422,100
Net loss	(17,001)	(116,889)	(221,601)	(627,302)
Net cash generated from operating activities	120,483	828,383	215,575	301,749
Net cash used in investing activities	(115,542)	(820,490)	(656,571)	(441,555)
Net cash generated from financing activities	$ 24,053	¥ 165,376	¥ 267,017	¥ 960,576